INTANGIBLE ASSETS - Accumulated Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Value, at the beginning of the year	$ 112,388
Value, at the end of the year	104,026	$ 112,388
Intangible assets other than goodwill
Intangible assets	104,026	112,388
Accumulated depreciation and amortization
Intangible assets
Value, at the beginning of the year	(21,022)	(12,183)
Amortization	(10,637)	(11,257)
Currency translation adjustments	20	(63)
Decreases	1,559	2,481
Value, at the end of the year	(30,080)	(21,022)
Intangible assets other than goodwill
Intangible assets	(30,080)	(21,022)
Accumulated depreciation and amortization | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	(5,838)	(2,655)
Amortization	(3,183)	(3,183)
Value, at the end of the year	(9,021)	(5,838)
Intangible assets other than goodwill
Intangible assets	(9,021)	(5,838)
Accumulated depreciation and amortization | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	(380)	(154)
Amortization	(175)	(188)
Currency translation adjustments	6	(38)
Value, at the end of the year	(549)	(380)
Intangible assets other than goodwill
Intangible assets	(549)	(380)
Accumulated depreciation and amortization | Customer relationships
Intangible assets
Value, at the beginning of the year	(9,510)	(6,437)
Amortization	(4,676)	(5,467)
Currency translation adjustments	4	(22)
Decreases	21	2,416
Value, at the end of the year	(14,161)	(9,510)
Intangible assets other than goodwill
Intangible assets	(14,161)	(9,510)
Accumulated depreciation and amortization | Brands
Intangible assets
Value, at the beginning of the year	(207)	(196)
Amortization	(9)	(11)
Value, at the end of the year	(216)	(207)
Intangible assets other than goodwill
Intangible assets	(216)	(207)
Accumulated depreciation and amortization | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	(2,879)	(822)
Amortization	(2,217)	(2,057)
Currency translation adjustments	3
Decreases	1,538
Value, at the end of the year	(3,555)	(2,879)
Intangible assets other than goodwill
Intangible assets	(3,555)	(2,879)
Accumulated depreciation and amortization | Other
Intangible assets
Value, at the beginning of the year	(2,208)	(1,919)
Amortization	(377)	(351)
Currency translation adjustments	7	(3)
Decreases		65
Value, at the end of the year	(2,578)	(2,208)
Intangible assets other than goodwill
Intangible assets	(2,578)	(2,208)
Net carrying value before impairment
Intangible assets
Value, at the beginning of the year	118,705
Value, at the end of the year	110,262	118,705
Intangible assets other than goodwill
Intangible assets	110,262	118,705
Net carrying value before impairment | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	40,726
Value, at the end of the year	37,543	40,726
Intangible assets other than goodwill
Intangible assets	37,543	40,726
Net carrying value before impairment | PCS license (Argentina)
Intangible assets
Value, at the beginning of the year	22,070
Value, at the end of the year	22,070	22,070
Intangible assets other than goodwill
Intangible assets	22,070	22,070
Net carrying value before impairment | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	5,033
Value, at the end of the year	4,786	5,033
Intangible assets other than goodwill
Intangible assets	4,786	5,033
Net carrying value before impairment | Customer relationships
Intangible assets
Value, at the beginning of the year	19,987
Value, at the end of the year	15,295	19,987
Intangible assets other than goodwill
Intangible assets	15,295	19,987
Net carrying value before impairment | Brands
Intangible assets
Value, at the beginning of the year	27,604
Value, at the end of the year	27,595	27,604
Intangible assets other than goodwill
Intangible assets	27,595	27,604
Net carrying value before impairment | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	2,142
Value, at the end of the year	1,677	2,142
Intangible assets other than goodwill
Intangible assets	1,677	2,142
Net carrying value before impairment | Other
Intangible assets
Value, at the beginning of the year	1,143
Value, at the end of the year	1,296	1,143
Intangible assets other than goodwill
Intangible assets	$ 1,296	$ 1,143